Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GREAT-WEST FUNDS INC
Prospectus Date	rr_ProspectusDate	Apr. 30, 2018
Great-West International Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital growth.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. This table does not reflect the fees and expenses of any Permitted Account. If the fees and expenses imposed by a Permitted Account were reflected, the fees and expenses shown below would be higher.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2019
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s turnover rate was 14% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	14.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example does not reflect the fees and expenses of any Permitted Account. If the fees and expenses of any Permitted Account were reflected, the fees and expenses in the Example would be higher.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and applies whether you hold or redeem all of your shares at the end of each period. The Example also assumes that the expense reimbursement is in place for the first year, that your investment has a 5% return each year, that all dividends and capital gains are reinvested, and that the Fund’s operating expenses are the amount shown in the fee table and remain the same for the years shown. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund will, under normal circumstances, invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities. Under normal circumstances, the Fund will invest primarily in companies located outside the U.S., including those in emerging markets. The Fund may, from time to time, have significant investments in issuers in a single industry, sector, country, a small number of countries, or a particular geographic region. Each Sub-Adviser may invest the Fund’s assets in securities of companies of any size, including small and medium companies.

The issuer of a security or other investment is generally deemed to be economically tied to a particular country if: the security or other investment is issued or guaranteed by the government of that country or any of its agencies, authorities or instrumentalities; the issuer is organized under the laws of, and maintains a principal office in, that country; the issuer has its principal securities trading market in that country; the issuer derives 50% or more of its total revenues from goods sold or services performed in that country; the issuer has 50% or more of its assets in that country; or the issuer is included in an index which is representative of that country.

The Fund’s investment portfolio is managed by two sub-advisers: LSV Asset Management (“LSV”) and Massachusetts Financial Services Company (“MFS”) (each, a “Sub-Adviser,” and collectively, the “Sub-Advisers”). LSV employs a deep-value strategy that seeks to invest in undervalued international companies with high potential for near-term price appreciation. MFS employs an active bottom-up investment approach that seeks to invest in the stocks of companies that it believes are undervalued compared to their intrinsic value.

GWCM maintains a strategic asset allocation of the Fund’s assets with each Sub-Adviser and reviews the asset allocations on a quarterly basis, or more frequently as deemed necessary. As of the date of this Prospectus, the target asset allocation is a 50% allocation of the Fund’s assets to LSV and a 50% allocation of the Fund’s assets to MFS. Notwithstanding these target allocations, GWCM may change the asset allocations at any time and without shareholder notice or approval.

		The Fund may, but is not required to, invest in derivatives for any investment purpose. The Fund intends to invest in derivatives primarily to increase or decrease currency exposure. Derivatives include futures, forward contracts, options, structured securities, and swaps.
Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The following is a summary of the principal investment risks of investing in the Fund:

Currency Risk - Adverse fluctuations in exchange rates between the U.S. Dollar and other currencies may cause the Fund to lose money on investments denominated in foreign currencies. Currency risk is especially high in emerging markets.

Depositary Receipts Risk - Depositary receipts are generally subject to the same sort of risks as direct investments in a foreign country, such as, currency risk, political and economic risk, and market risk, because their values depend on the performance of a foreign security denominated in its home currency.

Derivatives Risk - The Fund may invest in derivative instruments, including but not limited to, futures, forward contracts, options, structured securities, and swaps. Using derivatives can disproportionately increase losses and reduce opportunities for gains when stock prices, currency rates or interest rates are changing. The Fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accurately to changes in the value of the Fund’s holdings. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets, and may increase the Fund’s volatility. There can be no assurance that the Fund’s use of derivative contracts will work as intended, and it is possible for the Fund to lose more than its original investment.

Developing and Emerging Markets Risk - Stocks of companies located in emerging markets may be substantially more volatile, and substantially less liquid, than the stocks of companies located in more developed foreign markets. Emerging market countries may experience higher inflation, interest rates and unemployment, greater social, economic, regulatory and political uncertainties, and greater volatility in currency exchange rates than more developed countries.

Focus Risk - Issuers in a single industry, sector, country, or region can react similarly to market, currency, political, economic, regulatory, geopolitical, and other conditions, and the Fund's performance will be affected by the conditions in the industries, sectors, countries and regions to which the Fund is exposed.

Foreign Securities Risk - Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, currency valuation or economic developments.

Management Risk - A strategy used by the portfolio managers may fail to produce the intended results.

Market Risk - Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market or economic developments in the U.S. and in other countries. Market risk may affect a single company, a sector of the economy, or the market as a whole.

Multi-Manager Risk - Each Sub-Adviser makes investment decisions independently. It is possible that the security selection processes of the Sub-Advisers may not complement one another and the Fund may have buy and sell transactions in the same security on the same day. The Sub-Advisers selected may underperform the market generally or other sub-advisers that could have been selected.

Small and Medium Size Company Securities Risk - The stocks of small and medium size companies often involve more risk and volatility than those of larger companies. Among other things, small and medium size companies are often dependent on a small number of products and have limited financial resources, and there is generally less publicly available information about them. Securities of small and medium size companies have lower trading volume and are less liquid than securities of larger, more established companies.

Value Stock Risk - The value approach carries the risk that the market will not recognize a security’s intrinsic value for a long time, or that a stock judged to be undervalued may actually be appropriately valued.

		An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency, and is subject to the possible loss of your original investment.
Risk Lose Money [Text]	rr_RiskLoseMoney	is subject to the possible loss of your original investment.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank, is not insured, endorsed or guaranteed by the FDIC or any government agency,
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index and a secondary index. The Fund's benchmarks have changed from the MSCI EAFE Index and the MSCI EAFE Value Index to solely the MSCI EAFE Value Index to more readily identify the Fund’s intended investment style. Returns for both indices are included in the table below for comparative purposes. The returns shown below are historical and are not an indication of future performance. Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.

On April 27, 2018, the Fund added another Sub-Adviser, LSV, alongside the existing Sub-Adviser, MFS. Consequently, the Fund’s total returns shown below for the periods prior to April 27, 2018 are not necessarily indicative of the performance of the Fund, as it is currently managed.

		Updated performance information may be obtained at www.greatwestfunds.com (the website does not form a part of this Prospectus).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table below provide an indication of the risk of investment in the Fund by showing changes in the performance of the Fund’s Investor Class shares for the last ten calendar years and by comparing the Fund's average annual total return to the performance of a broad-based securities market index and a secondary index.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.greatwestfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The returns shown below are historical and are not an indication of future performance.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Total return figures assume reinvestment of dividends and capital gains distributions and include the effect of the Fund’s recurring expenses, but do not include fees and expenses of any Permitted Account. If those fees and expenses were reflected, the performance shown would have been lower.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
	Quarter Ended	Total Return
Best Quarter	June 2009	26.36%
Worst Quarter	December 2008	-30.24%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns for the Periods Ended December 31, 2017
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The Fund's benchmarks have changed from the MSCI EAFE Index and the MSCI EAFE Value Index to solely the MSCI EAFE Value Index to more readily identify the Fund’s intended investment style. Returns for both indices are included in the table below for comparative purposes.
Great-West International Value Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_Component2OtherExpensesOverAssets	0.03%
Total Other Expenses	rr_OtherExpensesOverAssets	0.03%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.70%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	0.70%
1 Year	rr_ExpenseExampleYear01	$ 72
3 Years	rr_ExpenseExampleYear03	224
5 Years	rr_ExpenseExampleYear05	390
10 Years	rr_ExpenseExampleYear10	871
1 Year	rr_ExpenseExampleNoRedemptionYear01	72
3 Years	rr_ExpenseExampleNoRedemptionYear03	224
5 Years	rr_ExpenseExampleNoRedemptionYear05	390
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 871
One Year	rr_AverageAnnualReturnYear01	26.93%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	10.19%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West International Value Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.04%
Total Other Expenses	rr_OtherExpensesOverAssets	0.39%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.06%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.06%
1 Year	rr_ExpenseExampleYear01	$ 108
3 Years	rr_ExpenseExampleYear03	337
5 Years	rr_ExpenseExampleYear05	585
10 Years	rr_ExpenseExampleYear10	1,294
1 Year	rr_ExpenseExampleNoRedemptionYear01	108
3 Years	rr_ExpenseExampleNoRedemptionYear03	337
5 Years	rr_ExpenseExampleNoRedemptionYear05	585
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,294
2008	rr_AnnualReturn2008	(53.75%)
2009	rr_AnnualReturn2009	31.67%
2010	rr_AnnualReturn2010	9.21%
2011	rr_AnnualReturn2011	(1.87%)
2012	rr_AnnualReturn2012	17.20%
2013	rr_AnnualReturn2013	27.99%
2014	rr_AnnualReturn2014	0.99%
2015	rr_AnnualReturn2015	6.45%
2016	rr_AnnualReturn2016	3.88%
2017	rr_AnnualReturn2017	26.47%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	26.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(30.24%)
One Year	rr_AverageAnnualReturnYear01	26.47%
Five Years	rr_AverageAnnualReturnYear05	12.57%
Ten Years	rr_AverageAnnualReturnYear10	3.29%
Great-West International Value Fund | Class L
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.67%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Shareholder Services Fees	rr_Component1OtherExpensesOverAssets	0.35%
Other Expenses	rr_Component2OtherExpensesOverAssets	0.07%
Total Other Expenses	rr_OtherExpensesOverAssets	0.42%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.34%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.32%
1 Year	rr_ExpenseExampleYear01	$ 134
3 Years	rr_ExpenseExampleYear03	423
5 Years	rr_ExpenseExampleYear05	732
10 Years	rr_ExpenseExampleYear10	1,611
1 Year	rr_ExpenseExampleNoRedemptionYear01	134
3 Years	rr_ExpenseExampleNoRedemptionYear03	423
5 Years	rr_ExpenseExampleNoRedemptionYear05	732
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,611
One Year	rr_AverageAnnualReturnYear01	26.14%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	9.81%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Great-West International Value Fund | MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.44%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	3.94%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West International Value Fund | MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.44%
Five Years	rr_AverageAnnualReturnYear05	6.95%
Ten Years	rr_AverageAnnualReturnYear10	1.15%
Great-West International Value Fund | MSCI EAFE® Value Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	21.44%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.47%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013
Great-West International Value Fund | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.03%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	5.28%	[2]
Inception Date	rr_AverageAnnualReturnInceptionDate	May 01, 2015
Great-West International Value Fund | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) | Investor Class
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.03%
Five Years	rr_AverageAnnualReturnYear05	7.90%
Ten Years	rr_AverageAnnualReturnYear10	1.94%
Great-West International Value Fund | MSCI EAFE® Index (reflects no deduction for fees, expenses or taxes) | Class L
Risk/Return:	rr_RiskReturnAbstract
One Year	rr_AverageAnnualReturnYear01	25.03%
Five Years	rr_AverageAnnualReturnYear05
Since Inception	rr_AverageAnnualReturnSinceInception	6.32%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2013

[1]	GWCM has contractually agreed to waive fees or reimburse expenses that exceed 0.72% of the Fund's average daily net assets attributable to each Class, excluding Distribution and Service (12b-1) Fees, Shareholder Services Fees, brokerage expenses, taxes, dividend interest on short sales, interest expenses, and any extraordinary expenses, including litigation costs (the “Expense Limit”). The agreement’s current term ends on April 30, 2019 and automatically renews for one-year terms unless it is terminated by Great-West Funds or GWCM upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. Under the agreement, GWCM may recoup, subject to Board approval, these waivers and reimbursements in future periods, not exceeding three years following the particular waiver/reimbursement, provided Total Annual Fund Operating Expenses of a Class plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment.
[2]	Since inception on May 1, 2015
[3]	Since inception on April 30, 2013